OTHER INCOME (Details Narrative) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2024	Sep. 30, 2023
Other Income and Expenses [Abstract]
Interest income	$ 36,220	$ 71,187	$ 32,994
Grants earned			$ 28,000